UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET

NEW YORK MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2010

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Education - 16.6%
Amherst, NY, Development Corp., Student Housing Facility Revenue, AGM	5.000%	10/1/40	$2,370,000	$2,233,583
Amherst, NY, IDA, Civic Facilities Revenue:
University of Buffalo Foundation, Faculty- Student Housing, AMBAC	5.125%	8/1/20	1,000,000	1,009,180
University of Buffalo Foundation, Faculty- Student Housing, AMBAC	5.250%	8/1/31	3,615,000	3,402,583
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue:
Refunding, Bard College	5.000%	8/1/19	1,000,000	1,056,080
Refunding, Bard College	5.000%	8/1/46	2,500,000	2,227,525
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District	5.000%	5/1/31	17,685,000	17,505,674
Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project	5.000%	7/1/23	2,250,000	2,310,300
New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art	5.000%	4/1/23	3,100,000	3,145,942
New York State Dormitory Authority Revenue	7.500%	5/15/11	291,000	298,065
New York State Dormitory Authority Revenue:
4201 School Program	5.000%	7/1/18	1,000,000	1,007,660
City University of New York, Consolidated Second General Resolution, AMBAC-TCRS	5.750%	7/1/18	3,000,000	3,443,520
City University Systems, AGM	6.000%	7/1/14	4,835,000	5,260,963
City University Systems, FGIC-TCRS	5.625%	7/1/16	5,825,000	6,596,055
Department of Education	5.000%	7/1/24	2,000,000	2,074,420
New School University, NATL	5.000%	7/1/29	5,000,000	5,036,800
New York University	5.000%	7/1/38	10,000,000	9,867,500
New York University, AMBAC	5.000%	7/1/32	8,000,000	7,937,520
New York University, NATL	5.750%	7/1/27	6,300,000	7,023,429
Non-State Supported Debt, Brooklyn Law School	5.750%	7/1/33	1,750,000	1,791,248
Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA	5.100%	2/15/26	2,400,000	2,463,192
Non-State Supported Debt, Cabrini Westchester, GNMA-Collateralized, FHA	5.200%	2/15/41	4,525,000	4,524,729
Non-State Supported Debt, Manhattan Marymount	5.250%	7/1/29	2,140,000	2,037,836
Non-State Supported Debt, New School University	5.500%	7/1/40	25,000,000	24,464,500
Non-State Supported Debt, St. Joseph's College	5.250%	7/1/35	2,000,000	1,948,900
Non-State Supported Debt, University of New York, AMBAC	5.000%	7/1/37	5,000,000	4,934,900
State University Adult Facilities, AGM	5.750%	5/15/17	1,070,000	1,241,896
Teachers College, NATL	5.000%	7/1/22	3,000,000	3,049,890
Rensselaer County, NY, IDA, Civic Facilities Revenue:
Polytechnic Institute Dormitory Project	5.125%	8/1/27	5,820,000	5,784,440
Polytechnic Institute Dormitory Project	5.125%	8/1/29	5,430,000	5,318,359
Schenectady, NY, Industrial Development Agency, Civic Facilities Revenue, Union College Project, AMBAC	5.000%	7/1/22	1,725,000	1,770,402
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute	5.125%	9/1/40	15,000,000	14,159,850

Total Education				154,926,941

Health Care - 14.3%
East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA-Collateralized	5.200%	10/20/24	1,620,000	1,654,052
Monroe County, NY, Industrial Development Corp., FHA, Insured Mortgage Revenue, Unity Hospital of Rochester Project	5.500%	8/15/40	9,000,000	9,302,670

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Healthcare - continued
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	$10,000,000	$9,203,400
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	15,000,000	14,781,450
New York State Dormitory Authority Revenue:
Municipal Health Facilities	5.000%	1/15/28	7,000,000	6,920,830
Municipal Health Facilities	5.000%	1/15/32	25,000,000	24,178,500
New York and Presbyterian Hospital, AGM, FHA	5.000%	8/15/36	17,500,000	17,225,775
New York University Hospitals Center	5.000%	7/1/26	10,000,000	9,795,200
Non-State Supported Debt, Insured Mortgage Hospital Montefiore, FHA	5.000%	8/1/22	2,500,000	2,602,575
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/26	5,000,000	4,968,000
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.250%	5/1/30	8,750,000	8,541,838
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/33	3,000,000	3,009,690
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.500%	5/1/37	13,000,000	12,945,140
North Shore University Hospital, NATL	5.500%	11/1/14	2,500,000	2,734,400
Park Ridge Housing Inc., FNMA	6.375%	8/1/20	1,000,000	1,012,490
Park Ridge Housing Inc., FNMA	6.500%	8/1/25	1,470,000	1,487,596
State Supported Debt Mental Health Services Facilities Improvement, AGM	5.250%	8/15/30	70,000	70,077
United Cerebral Palsy, AMBAC	5.125%	7/1/21	1,500,000	1,339,635
New York State Medical Care Facilities, Hospital & Nursing Home Insured Mortgage, FHA	7.000%	8/15/32	775,000	777,844
Syracuse, NY, Industrial Development Agency Revenue, Refunding, James Square Association, FHA	7.000%	8/1/25	1,250,000	1,254,675

Total Health Care				133,805,837

Housing - 8.2%
New York City, NY, HDC:
Cadman Project, FHA	6.500%	11/15/18	876,545	911,957
Kelly Project	6.500%	2/15/18	691,987	717,792
New York City, NY, HDC, MFH Rental Revenue, Seaview Towers	4.600%	7/15/26	8,275,000	7,701,211	(a)
New York City, NY, HDC, MFH Revenue	4.600%	11/1/26	6,250,000	6,064,937	(a)
New York City, NY, HDC, MFH Revenue	4.950%	11/1/39	10,000,000	9,499,300
New York City, NY, HDC, MFH Revenue	4.700%	11/1/40	5,000,000	4,355,050	(a)
New York City, NY, HDC, MFH Revenue	5.150%	11/1/45	1,630,000	1,558,834
New York State Housing Finance Agency:
Affordable Housing Revenue	4.750%	11/1/36	1,000,000	918,520
Affordable Housing Revenue	5.000%	11/1/40	4,500,000	4,240,710
Affordable Housing Revenue	4.875%	5/1/42	2,875,000	2,664,263
Affordable Housing Revenue	5.200%	11/1/45	2,500,000	2,410,300
New York State Housing Finance Agency Revenue	5.250%	11/1/41	2,000,000	1,960,920
New York State Housing Finance Agency Revenue:
Affordable Housing	4.800%	11/1/34	4,450,000	4,310,315
Affordable Housing	4.850%	11/1/41	8,500,000	7,970,535
New York State Mortgage Agency Revenue:
Homeowner Mortgage	5.350%	10/1/18	9,200,000	9,202,300	(a)
Homeowner Mortgage	5.800%	10/1/28	125,000	126,224	(a)
Homeowner Mortgage	5.200%	10/1/32	4,000,000	3,687,480	(a)
Homeowner Mortgage	5.350%	10/1/33	8,250,000	8,285,557

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - continued
Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments	7.750%	1/1/11	$170,000	$170,000

Total Housing				76,756,205

Industrial Revenue - 7.0%
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	7,150,000	6,946,940
Goldman Sachs Headquarters	5.500%	10/1/37	30,000,000	29,665,800
Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park	7.000%	6/15/13	230,000	231,343
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	22,500,000	21,385,125
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Finance Authority Revenue, American Airlines Inc.	6.450%	12/1/25	1,710,000	1,558,905
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	5,000,000	5,158,950

Total Industrial Revenue				64,947,063

Leasing - 3.4%
New York State Dormitory Authority Revenue:
State University Educational Facilities	5.250%	5/15/13	2,030,000	2,154,561
State University Educational Facilities, AGM	5.875%	5/15/17	12,110,000	14,049,053
State University Educational Facilities, FGIC	5.250%	5/15/19	5,000,000	5,477,800
New York State Dormitory Authority, Lease Revenue, State University Dormitory Facilities	5.000%	7/1/39	7,250,000	6,942,310
New York State Urban Development Corp. Revenue, State Facilities	5.700%	4/1/20	3,000,000	3,352,080

Total Leasing				31,975,804

Local General Obligation - 1.4%
New York, NY, GO	5.000%	8/1/27	10,000,000	10,223,500
New York, NY, GO	5.000%	8/1/28	3,000,000	3,045,870

Total Local General Obligation				13,269,370

Other - 0.2%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	6.000%	10/1/39	1,750,000	1,769,950

Power - 6.1%
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	10,000,000	10,687,200
New York State Energy Research & Development Authority, Gas Facilities Revenue, Brooklyn Union Gas Co. Project, RIBS	11.922%	1/5/11	3,000,000	2,696,400	(a)(b)(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	12,000,000	11,406,600	(a)
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	35,000,000	32,622,100

Total Power				57,412,300

Pre-Refunded/Escrowed to Maturity - 4.8%
Albany, NY Parking Authority Revenue	5.625%	7/15/25	415,000	430,268	(d)
MTA, New York Services Contract Transportation Facilities	5.750%	7/1/13	1,670,000	1,758,911	(e)
New York City Health & Hospital Corp. Revenue:
Health System, AGM	5.000%	2/15/22	1,110,000	1,166,033	(d)
Health System, AGM	5.125%	2/15/23	3,750,000	3,944,512	(d)
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.250%	6/15/25	1,400,000	1,444,548	(d)
New York State Dormitory Authority Revenue:
City University Systems 4th Generation	5.250%	7/1/31	6,000,000	6,144,060	(d)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - continued
State University Educational Facility, FGIC	5.000%	5/15/27	$12,750,000	$13,655,632	(d)
New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds	5.000%	6/15/16	4,980,000	4,994,143	(e)
Puerto Rico Public Financial Corp.	5.500%	8/1/29	3,740,000	3,931,825	(d)
Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, AMBAC	5.625%	7/1/31	2,390,000	2,499,486	(d)
Triborough Bridge & Tunnel Authority	5.375%	1/1/19	4,200,000	4,922,106	(d)

Total Pre-Refunded/Escrowed to Maturity				44,891,524

Solid Waste/Resource Recovery - 0.2%
Essex County, NY, Industrial Development Agency Revenue, Solid Waste, International Paper Co. Project	6.150%	4/1/21	1,065,000	1,067,566	(a)
North Country, NY, Development Authority, Solid Waste Management System Revenue, Refunding, AGM	6.000%	5/15/15	755,000	810,070

Total Solid Waste/Resource Recovery				1,877,636

Special Tax Obligation - 19.6%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	20,000,000	20,117,600
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/38	25,000,000	24,595,500
New York City, NY, TFA, Building Aid Revenue, St. Aid Withholding	5.250%	1/15/39	27,000,000	27,228,150
New York City, NY, Trust Cultural Resource Revenue, AMBAC, Museum of Modern Art	5.125%	7/1/31	9,000,000	9,024,840
New York State Dormitory Authority, Personal Income Tax Revenue	5.000%	3/15/37	4,000,000	3,988,120
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/31	10,000,000	10,058,300
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	12/15/35	12,435,000	12,416,969
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/39	15,875,000	15,802,928
New York State Local Assistance Corp.:
Refunded	6.000%	4/1/14	2,215,000	2,430,276
Refunded	5.500%	4/1/17	3,000,000	3,460,920
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	10,000,000	10,053,200
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	1,965,000	1,842,993
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	12,000,000	11,684,040
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/42	20,000,000	20,428,600
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.250%	10/1/29	10,000,000	9,652,300

Total Special Tax Obligation				182,784,736

State General Obligation - 0.1%
Puerto Rico Commonwealth, GO, Refunding, Public Improvement, NATL	5.500%	7/1/16	1,250,000	1,330,813

Transportation - 10.6%
Albany, NY, Parking Authority Revenue	5.625%	7/15/25	335,000	347,512
MTA, New York Revenue:
NATL	5.000%	11/15/35	10,000,000	9,442,500
Refunding, AGM	5.000%	11/15/30	22,590,000	21,924,273
MTA, New York Service Contract, Refunding, AMBAC	5.000%	7/1/30	7,150,000	7,187,609
MTA, NY, Revenue	5.250%	11/15/40	20,000,000	19,527,200

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
Port Authority of New York & New Jersey, Construction 149th, AMBAC	5.000%	11/15/27	$10,000,000	$10,466,000
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	19,719,000
Triborough Bridge & Tunnel Authority, NATL/IBC	5.250%	11/15/30	5,200,000	5,256,004
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/32	5,000,000	4,960,300

Total Transportation				98,830,398

Water & Sewer - 5.8%
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue	5.250%	6/15/25	3,600,000	3,676,896
Water & Sewer System Revenue	5.000%	6/15/38	10,000,000	9,823,800
Water & Sewer System Revenue	5.000%	6/15/39	7,000,000	6,978,720
Water & Sewer System Revenue	5.750%	6/15/40	15,000,000	15,767,700
New York State Environmental Facilities Corp.:
Clean Water & Drinking Revolving Funds	5.000%	6/15/32	8,500,000	8,565,790
State Water Revolving Fund	7.500%	6/15/12	20,000	20,099
New York State Environmental Facilities Corp., Water Facilities Revenue, United Water New Rochelle Inc.	4.875%	9/1/40	10,910,000	9,449,151

Total Water & Sewer				54,282,156

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
(Cost - $902,577,493)				918,860,733

SHORT-TERM INVESTMENTS - 0.5%
Education - 0.0%
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Bilbao Vizcaya	0.280%	10/1/21	200,000	200,000	(f)(g)

General Obligation - 0.5%
Commonwealth of Puerto Rico, GO:
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/18	700,000	700,000	(f)(g)
Public Improvement, AGM, SPA-Dexia Credit Local	0.330%	7/1/21	3,500,000	3,500,000	(f)(g)
Public Improvement, AGM, SPA-Dexia Credit Local	0.280%	7/1/28	100,000	100,000	(f)(g)
Public Improvements, AGM, SPA-Dexia Bank	0.330%	7/1/24	200,000	200,000	(f)(g)

Total General Obligation				4,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,700,000)				4,700,000

TOTAL INVESTMENTS - 98.8% (Cost - $907,277,493#)				923,560,733
Other Assets in Excess of Liabilities - 1.2%				10,831,435

TOTAL NET ASSETS - 100.0%				$934,392,168

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Residual interest bonds-coupon varies inversely with level of short-term tax-exempt interest rates.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
FGIC	— Financial Guaranty Insurance Company - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2010

FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
RIBS	— Residual Interest Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	15.4%
AA/Aa	47.2
A	25.0
BBB/Baa	8.6
CCC/Caa	0.2
A-1/VMIG1	0.5
NR	3.1

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Security may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 7 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond ratings (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond ratings (cont’d)

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the "Trust"). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees .Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$918,860,733	—	$918,860,733

Short-term investments†	—	4,700,000	—	4,700,000

Total investments	—	$923,560,733	—	$923,560,733

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,111,422
Gross unrealized depreciation	(16,828,182)

Net unrealized appreciation	$16,283,240

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At December 31, 2010, the Fund did not have any derivative instruments outstanding.

During the period ended December 31, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$69,124,128

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 24, 2011